Leases (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Leases [Abstract]
Operating Lease, Right-of-Use Asset	$ 52,623		¥ 1,050,922		¥ 372,713		¥ 2,700,000
Operating Lease, Liability	$ 39,464				¥ 279,510	$ 400,000	¥ 2,700,000
Weighted average discount rate						7.00%	7.00%
Weighted average remaining lease term	1 year				1 year
Short term lease expenses	$ 27,121	¥ 191,113	679,255
Rent expenses	$ 182,319	1,284,750	1,651,749	¥ 1,548,250
Impairment of right of use assets		¥ 0	¥ 151,041	¥ 0